FAIR VALUE MEASUREMENTS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Assumptions Purchase Price	$ 1.00
Fair Value Assumptions, Exercise Price	$ 1
Fair Value Assumptions, Expected Volatility Rate	20.00%	21.00%
Debt Instrument, Convertible, Conversion Price		$ 1.50
Investment Warrants, Exercise Price		$ 1.65
Share Price		$ 1.10
Fair Value Assumption Maturity Date		December 2018
Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Assumption Maturity Date	December 2018
Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Assumption Maturity Date	March 2020